UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



          Report for the Calendar Year or Quarter Ended: June 30, 2005

Check here if Amendment:           |_|; Amendment Number:

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Trisun Asset Management, L.L.C.

Address:  153 East 53rd Street, 48th Floor
          New York, New York 10022


13F File Number: 28-10042

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Michael Bunyaner
Title:  Managing Member
Phone:  (212) 521-0981


Signature, Place and Date of Signing:


/s/ Michael Bunyaner            New York, New York                8/12/05
----------------------      --------------------------       ------------------
     [Signature]                  [City, State]                    [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       None

Form 13F Information Table Entry Total: 65

Form 13F Information Table Value Total:  $318,851
                                         (thousands)


List of Other Included Managers:  None


FORM 13F INFORMATION TABLE

                                                             MKT                                                    VOTING
                                                CUSIP        VALUE           SH/  PUT/   INVST DISCRETN   OTHER   AUTHORITY
NAME OF ISSUER                  TITLE OF CLASS  NUMBER     (X $1000) SHARES  PRN  CALL  SOLE SHARED NONE  MGRS  SOLE    SHARED  NONE
--------------                  --------------  ------     --------- ------  ---  ----  ---- ------ ----  ----  ----    ------  ----
ARCH COAL INC                   COM             039380100   5,447    100,000 SH         X                 None  100,000  0      0
ACCENTURE LTD BERMUDA           CL A            G1150G111   9,975    440,000 SH         X                 None  440,000  0      0
ACCENTURE LTD BERMUDA           CLA             G1150G111   2,267    100,000 SH   PUT   X                 None  100,000  0      0
AGERE SYS INC                   COM             00845V308   1,380    115,000 SH         X                 None  115,000  0      0
AMERICAN INTL GROUP INC         COM             026874107   1,743     30,000 SH         X                 None   30,000  0      0
ALLTEL CORP                     COM             020039103   6,228    100,000 SH         X                 None  100,000  0      0
BECKMAN COULTER INC             COM             075811109     636     10,000 SH         X                 None   10,000  0      0
BURLINGTON NORTHN SANTA FE      COM             12189T104   4,473     95,000 SH         X                 None   95,000  0      0
PEABODY ENERGY CORP             COM             704549104   7,286    140,000 SH         X                 None  140,000  0      0
CONAGRA FOODS INC               COM             205887102   2,316    100,000 SH   CALL  X                 None  100,000  0      0
COMMERCE BANCORP INC NJ         COM             200519106   1,516     50,000 SH   PUT   X                 None   50,000  0      0
C COR  INC                      COM             125010108   2,055    300,000 SH         X                 None  300,000  0      0
CAREER EDUCATION CORP           COM             141665109   4,942    135,000 SH         X                 None  135,000  0      0
COOPER COS INC                  COM NEW         216648402   4,869     80,000 SH         X                 None   80,000  0      0
CISCO SYS INC                   COM             17275R102   2,290    120,000 SH         X                 None  120,000  0      0
CABLEVISION SYS CORP            CLA NY CABLVS   12686C109   1,610     50,000 SH   CALL  X                 None   50,000  0      0
CABLEVISION SYS CORP            CLA NY CABLVS   12686C109   6,118    190,000 SH         X                 None  190,000  0      0
DENBURY RES INC                 COM NEW         247916208     597     15,000 SH         X                 None   15,000  0      0
E TRADE FINANCIAL CORP          COM             269246104   4,617    330,000 SH         X                 None  330,000  0      0
FORD MTR CO DEL                 COM PAR $0.01   345370860   3,031    296,000 SH         X                 None  296,000  0      0
FLEXTRONICS INT LTD             ORD             Y2573F102   2,642    200,000 SH         X                 None  200,000  0      0
FLUOR CORP NEW                  COM             343412102  14,685    255,000 SH         X                 None  255,000  0      0
FEDERAL HOME LOAN MTG CORP      COM             313400301   4,892     75,000 SH         X                 None   75,000  0      0
FISHER SCIENTIFIC INTL INC      COM NEW         338032204   9,735    150,000 SH         X                 None  150,000  0      0
GRANT PRIDECO INC               COM             38821G101   3,042    115,000 SH         X                 None  115,000  0      0
GOLDMAN SACHS                   COM             38141G104   3,061     30,000 SH   PUT   X                 None   30,000  0      0
HILTON HOTELS CORP              COM             432848109   6,559    275,000 SH         X                 None  275,000  0      0
STARWOOD HOTELS & RESORTS WRLD  PAIRED CTF      85590A203   2,636     45,000 SH         X                 None   45,000  0      0
J P MORGAN CHASE & CO           COM             46625H100   5,167    146,300 SH         X                 None  146,300  0      0
KERYX BIOPHARMACEUTICALS I      COM             492515101   1,320    100,000 SH         X                 None  100,000  0      0
LAUREATE EDUCATION INC          COM             518613104   7,418    155,000 SH         X                 None  155,000  0      0
MORGAN STANLEY                  COM NEW         617446448   7,871    150,000 SH         X                 None  150,000  0      0
NEWMONT MINING CORP             COM             651639106   3,122     80,000 SH         X                 None   80,000  0      0
NATIONAL OILWELL VARCO INC      COM             637071101  11,172    235,000 SH         X                 None  235,000  0      0
NTL INC DEL                     COM             62940M104   6,842    100,000 SH         X                 None  100,000  0      0
NOVELIS INC                     COM             67000X106   1,027     40,000 SH         X                 None   40,000  0      0
NEWS CORP                       CLA             65248E104   5,663    350,000 SH         X                 None  350,000  0      0
OWENS ILL INC                   COM NEW         690768403   3,257    130,000 SH         X                 None  130,000  0      0
PRECISION CASTPARTS CORP        COM             740189105   5,453     70,000 SH         X                 None   70,000  0      0
PHELPS DODGE CORP               COM             717265102   1,388     15,000 SH         X                 None   15,000  0      0
PETCO ANIMAL SUPPLIES           COM NEW         716016209   8,649    295,000 SH         X                 None  295,000  0      0
PETCO ANIMAL SUPPLIES           COM NEW         716016209     809     27,600 SH   PUT   X                 None   27,600  0      0
PETSMART INC                    COM             716768106   8,650    285,000 SH         X                 None  285,000  0      0
PROCTER & GAMBLE CO             COM             742718109   2,638     50,000 SH         X                 None   50,000  0      0
RARE HOSPITALITY INTL INC       COM             753820109   8,075    265,000 SH         X                 None  265,000  0      0
RESEARCH IN MOTION LTD          COM             760975102   2,214     30,000 SH   PUT   X                 None   30,000  0      0
SLM CORP                        COM             78442P106   9,144    180,000 SH         X                 None  180,000  0      0
SPX CORP                        COM             784635104   9,196    200,000 SH         X                 None  200,000  0      0
SOUTHWESTERN ENERGY CO          COM             845467109   7,235    154,000 SH         X                 None  154,000  0      0
TIFFANY & CO-NEW                COM             886547108   7,371    225,000 SH         X                 None  225,000  0      0
TELEWEST GLOBAL INC             COM             87956T107   5,126    225,000 SH         X                 None  225,000  0      0
THOMSON                         SPONSORED ADR   885118109     472     19,700 SH         X                 None   19,700  0      0
TIME WARNER INC                 COM             887317105  11,363    680,000 SH         X                 None  680,000  0      0
TYCO INTERNATIONAL LTD NEW      COM             902124106   1,460     50,000 SH   CALL  X                 None   50,000  0      0
TYCO INTERNATIONAL LTD NEW      COM             902124106  12,410    425,000 SH         X                 None  425,000  0      0
UNOCAL CORP                     COM             915289102   6,505    100,000 SH   CALL  X                 None  100,000  0      0
UNOCAL CORP                     COM             915289102   1,301     20,000 SH         X                 None   20,000  0      0
UNOVA INC                       COM             91529B106   7,323    275,000 SH         X                 None  275,000  0      0
US BANCORP DEL                  COM NEW         902973304   5,314    182,000 SH         X                 None  182,000  0      0
VIACOM INC                      CLB             925524308     320     10,000 SH         X                 None   10,000  0      0
WESTERN DIGITAL CORP            COM             958102105     805     60,000 SH         X                 None   60,000  0      0
WEATHERFORD INTERNATIONAL LT    COM             G95089101     290      5,000 SH         X                 None    5,000  0      0
WAL MART STORES INC             COM             931142103   7,230    150,000 SH   CALL  X                 None  150,000  0      0
WAL MART STORES INC             COM             931142103  13,737    285,000 SH         X                 None  285,000  0      0
YAHOO INC                       COM             984332106     866     25,000 SH         X                 None   25,000  0      0


03105.0001 #593225